Capital Leases Payable (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Total capital leases	$ 52,000	$ 49,000	$ 37,000
Less: current portion	25,000	19,000	8,000
Long-term capital lease obligations	27,000	30,000	29,000
October 1, 2018 [Member] | De Lage Landon [Member]
Total capital leases	16,000	17,000	20,000
November 16, 2016 [Member] | Dell Computers [Member]
Total capital leases	9,000	12,000	$ 17,000
December 15, 2016 [Member] | Dell Computers [Member]
Total capital leases	10,000	12,000
January 3, 2017 [Member] | Dell Computers [Member]
Total capital leases	7,000	$ 8,000
January 3, 2017 one [Member] | Dell Computers [Member]
Total capital leases	$ 10,000